Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of right-of-use assets

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Right-of-use assets (Acquisition price)
Buildings	₩	8,627,880	13,168,074
Vehicles		643,839	548,856
Total	₩	9,271,719	13,716,930

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Right-of-use assets (Accumulated depreciation)
Buildings	₩	(3,904,631)	(4,895,688)
Vehicles		(314,908)	(169,795)
Total	₩	(4,219,539)	(5,065,483)

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Right-of-use assets (Accumulated impairment loss)
Buildings	₩	(369,280)	(216,464)
Total	₩	(369,280)	(216,464)

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Right-of-use assets (Net book value)
Buildings	₩	4,353,969	8,055,922
Vehicles		328,931	379,061
Total	₩	4,682,900	8,434,983

Schedule of right-of-use assets

		2025
		Building	Vehicles	Total
		(In thousands of Korean won)
Beginning balance	₩	8,055,922	379,061	8,434,983
Changes in scope of consolidation		444,530	84,364	528,894
Depreciation		(1,487,781)	(135,951)	(1,623,732)
Acquisitions		450,810	1,802	452,612
Transfer		(1,903,601)	(49,493)	(1,953,094)
Impairment loss		(152,816)	-	(152,816)
Lease termination		(1,193,957)	(694)	(1,194,651)
Lease modification		140,862	49,843	190,705
Ending balance	₩	4,353,969	328,931	4,682,900

		2024
		Building	Vehicles	Total
		(In thousands of Korean won)
Beginning balance	₩	9,268,936	156,885	9,425,821
Depreciation		(1,307,211)	(96,847)	(1,404,058)
Acquisitions		56,020	363,914	419,934
Transfer		2,385,812	-	2,385,812
Impairment loss		(216,464)	-	(216,464)
Lease termination		(527,731)	(44,891)	(572,622)
Lease modification		(1,603,440)	-	(1,603,440)
Ending balance	₩	8,055,922	379,061	8,434,983

		2023
		Building	Vehicles	Total
		(In thousands of Korean won)
Beginning balance	₩	14,941,069	148,502	15,089,571
Depreciation		(1,627,945)	(76,136)	(1,704,081)
Acquisitions		489,855	88,554	578,409
Transfer		(3,483,371)	(1)	(3,483,372)
Lease termination		(1,009,424)	-	(1,009,424)
Lease modification		(41,248)	(4,034)	(45,282)
Ending balance	₩	9,268,936	156,885	9,425,821

Schedule of lease-related expenses

		2025	2024	2023
		(In thousands of Korean won)
Interest expense from lease liabilities (included in finance cost)	₩	543,208	851,543	1,047,738
Expense from short-term leases		2,330,519	17,763	6,268
Expense from leases of low-value assets excluding short-term leases		19,204	16,083	16,889
Gains on disposal of right-of-use assets		461,212	131,193	1,042,833
Expense from variable lease payments not included in the measurement of lease liabilities		229,313	398,671	853,983
Impairment loss on right-of-use asset		152,816	964,626	2,246

Schedule of amounts recognized in statements of cash flows

		2025	2024	2023
		(In thousands of Korean won)
Total cash outflows of leases	₩	5,177,970	2,947,475	3,536,265

Schedule of maturity analysis of lease payments

		2025	2024
		(In thousands of Korean won)
Less than 1 year	₩	737,004	59,315
1 ~ 2 years		441,324	-
Total	₩	1,178,328	59,315